UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John C. Bjork, Assistant Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-7005 Date of fiscal year end: October 31
Date of reporting period:  January 31, 2005


Item 1. Schedule of Investments
        -----------------------

[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

Thrivent Financial Securities Lending Trust

Schedule of Investments

As of January 31, 2005
(unaudited)


Thrivent Financial Securities Lending Trust
Schedule of Investments as of January 31, 2005 (unaudited)(a)

   Shares or
   Principal
      Amount   Short-Term Investments (100.0%)                          Interest Rate(b)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 $20,000,000   Acts Retirement - Life Communities, Inc.                         2.360%         2/4/2005       $19,996,067
  23,700,000   Alcon Capital Corporation                                        2.500         3/14/2005        23,632,521
  15,000,000   American Family Financial Services, Inc.                         2.080          3/4/2005        14,973,134
  19,626,000   American Family Financial Services, Inc.                         2.660         5/19/2005        19,470,835
  25,000,000   American General Finance Corporation                             2.310          2/3/2005        24,996,792
  25,000,000   American General Finance Corporation                             2.490         3/17/2005        24,923,917
  30,000,000   American General Finance Corporation                             2.490         3/18/2005        29,906,625
  25,000,000   American General Finance Corporation                             2.490         3/21/2005        24,917,000
  19,000,000   American General Finance Corporation                             2.530         3/22/2005        18,934,571
  20,000,000   American Honda Finance Corporation(c)                            2.365          2/7/2005        20,000,000
   5,898,000   Amsterdam Funding Corporation                                    2.460         2/24/2005         5,888,730
  41,000,000   Amsterdam Funding Corporation                                    2.510          3/1/2005        40,920,286
   5,000,000   Aquinas Funding, LLC                                             2.570         4/12/2005         4,975,014
  12,601,000   Associates Corporation of North America                          6.000         7/15/2005        12,794,288
  30,000,000   Bank of New York Company, Inc.                                   2.250          2/1/2005        30,000,000
  10,000,000   Bank One NA(c)                                                   2.496         2/15/2005        10,013,338
  25,000,000   Bank One NA Illinois(c)                                          2.630         3/21/2005        25,023,740
  50,885,000   Barclays Prime Money Market Fund                                 2.350               N/A        50,885,000
  25,000,000   Barton Capital Corporation                                       2.230          2/9/2005        24,987,611
  25,000,000   Barton Capital Corporation                                       2.230         2/10/2005        24,986,062
  20,000,000   Barton Capital Corporation                                       2.450          3/7/2005        19,953,722
  14,600,000   Baystate Health Systems, Inc.                                    2.450          3/7/2005        14,566,217
   9,000,000   Blue Spice, LLC                                                  2.150          2/2/2005         8,999,462
  15,000,000   Blue Spice, LLC                                                  2.470          3/1/2005        14,972,584
  25,000,000   Blue Spice, LLC                                                  2.450         3/10/2005        24,937,049
  25,000,000   Caisse D' Amortissement de la Dette
               Sociale                                                          2.350         2/10/2005        24,985,312
  25,000,000   Caisse D' Amortissement de la Dette
               Sociale                                                          2.510         3/24/2005        24,911,104
  20,000,000   Chariot Funding, LLC                                             2.490         2/15/2005        19,980,633
  25,000,000   Chariot Funding, LLC                                             2.500         2/16/2005        24,973,958
  45,000,000   Chariot Funding, LLC                                             2.470         2/22/2005        44,935,279
  25,000,000   Ciesco, LLC                                                      2.480         3/17/2005        24,924,222
  25,000,000   Citicorp                                                         2.280          2/2/2005        24,998,417
  30,000,000   Citigroup, Inc.                                                  2.320          2/1/2005        30,000,000
  15,000,000   Citigroup, Inc.(c)                                               2.280          2/7/2005        14,999,781
  25,000,000   Citigroup, Inc.(c)                                               2.440          3/1/2005        25,009,327
  24,425,000   Citigroup, Inc.                                                  4.125         6/30/2005        24,575,728
  25,000,000   Corporate Asset Funding Company, LLC                             2.340          2/1/2005        25,000,000
  15,000,000   Corporate Asset Funding Company, LLC                             2.310          2/9/2005        14,992,300
  25,000,000   Corporate Asset Funding Company, LLC                             2.460         3/15/2005        24,928,250
  30,000,000   Corporate Asset Funding Company, LLC                             2.520         3/16/2005        29,910,417
  25,000,000   Corporate Receivables Corporation Funding,
               LLC                                                              2.480         3/11/2005        24,934,556
  30,000,000   Corporate Receivables Corporation Funding,
               LLC                                                              2.450         3/16/2005        29,912,208
  25,000,000   Corporate Receivables Corporation Funding,
               LLC                                                              2.490         3/17/2005        24,923,917
  25,000,000   Corporate Receivables Corporation Funding,
               LLC                                                              2.510         3/18/2005        24,921,563
  20,000,000   Corporate Receivables Corporation Funding,
               LLC                                                              2.540         3/24/2005        19,928,033
  20,000,000   Credit Suisse First Boston NY(c)                                 2.390         2/25/2005        20,001,764
  26,000,000   Delaware Funding Corporation                                     2.350          2/4/2005        25,994,908
  15,000,000   Delaware Funding Corporation                                     2.480         2/23/2005        14,977,267
   8,500,000   Dexia Delaware, LLC                                              2.350          2/4/2005         8,498,335
  12,225,000   Dexia Delaware, LLC                                              2.370         2/14/2005        12,214,537
  30,000,000   Dexia Delaware, LLC                                              2.370         2/16/2005        29,970,375
  25,000,000   Dexia Delaware, LLC                                              2.520          3/8/2005        24,938,750
  25,000,000   Dexia Delaware, LLC                                              2.520          3/9/2005        24,937,000
   9,400,000   Duke University                                                  2.320          2/1/2005         9,400,000
  31,610,000   Duke University                                                  2.540          3/1/2005        31,550,196
   6,000,000   Edison Asset Securitization, LLC                                 2.280          2/1/2005         6,000,000
  25,000,000   Edison Asset Securitization, LLC                                 2.020          2/4/2005        24,995,792
  20,000,000   Edison Asset Securitization, LLC                                 2.000         3/21/2005        19,946,667
  25,000,000   Falcon Asset Securitization Corporation                          2.340          2/1/2005        25,000,000
  18,500,000   Falcon Asset Securitization Corporation                          2.340          2/2/2005        18,498,798
  25,000,000   Falcon Asset Securitization Corporation                          2.350          2/3/2005        24,996,736
  22,117,000   Falcon Asset Securitization Corporation                          2.480         2/17/2005        22,092,622
  30,000,000   Falcon Asset Securitization Corporation                          2.480         3/15/2005        29,913,200
  13,700,000   Federal Home Loan Bank(c)                                        2.380         2/16/2005        13,696,464
  32,585,000   Federal Home Loan Bank(c)                                        2.405         3/15/2005        32,584,212
  20,000,000   Federal Home Loan Bank(c)                                        2.440         3/21/2005        19,999,056
   9,000,000   Federal Home Loan Bank                                           1.500         8/26/2005         8,956,129
  10,000,000   Federal Home Loan Bank                                           2.250        10/18/2005         9,987,038
  13,000,000   Federal Home Loan Bank                                           2.500         11/2/2005        13,000,000
  25,000,000   Federal Home Loan Mortgage Corporation                     Zero Coupon         3/15/2005        24,942,833
  10,000,000   Federal Home Loan Mortgage Corporation                     Zero Coupon         4/12/2005         9,951,097
  25,000,000   Federal Home Loan Mortgage Corporation                     Zero Coupon         4/25/2005        24,886,452
  25,000,000   Federal Home Loan Mortgage Corporation                     Zero Coupon          5/2/2005        24,875,000
  25,000,000   Federal Home Loan Mortgage Corporation                     Zero Coupon         5/16/2005        24,852,667
  23,000,000   Federal Home Loan Mortgage Corporation                     Zero Coupon          8/5/2005        22,747,655
  25,000,000   Federal National Mortgage Association(c)                         2.365         2/15/2005        24,996,680
  25,000,000   Federal National Mortgage Association(c)                         2.555         4/21/2005        24,987,167
  10,000,000   Federal National Mortgage Association                      Zero Coupon         9/16/2005         9,850,873
  30,000,000   Federal National Mortgage Association                      Zero Coupon         3/23/2005        29,898,750
  21,431,000   Federal National Mortgage Association                      Zero Coupon         4/29/2005        21,326,898
  50,000,000   Fifth Third Bancorp(c)                                           2.480         2/23/2005        50,000,000
  25,000,000   Fountain Square                                                  2.360         2/11/2005        24,983,611
  40,000,000   Fountain Square                                                  2.520         3/21/2005        39,866,000
  25,000,000   Fountain Square                                                  2.540         3/24/2005        24,910,042
  30,000,000   Galaxy Funding, Inc.                                             2.220          2/9/2005        29,985,200
  16,500,000   Galaxy Funding, Inc.                                             2.310         2/15/2005        16,485,178
  25,000,000   Galaxy Funding, Inc.                                             2.490         3/22/2005        24,915,271
  25,000,000   General Electric Capital Corporation                             2.270          2/1/2005        25,000,000
  25,000,000   General Electric Capital Corporation                             2.240         2/14/2005        24,979,778
  30,000,000   General Electric Capital Corporation                             2.490          3/8/2005        29,927,375
  25,000,000   General Electric Capital Corporation                             2.480         3/17/2005        24,924,222
  25,000,000   General Electric Capital Corporation                             2.490         3/17/2005        24,923,917
  25,000,000   General Electric Capital Corporation                             2.530          4/8/2005        24,884,042
  10,000,000   Goldman Sachs Group, Inc.                                        2.330          2/1/2005        10,000,000
  25,000,000   Goldman Sachs Group, Inc.                                        2.520         2/17/2005        24,972,000
  25,000,000   Goldman Sachs Group, Inc.                                        2.450         2/23/2005        24,962,569
  25,000,000   Govco, Inc.                                                      2.240         2/15/2005        24,978,223
  20,000,000   Govco, Inc.                                                      2.330         2/22/2005        19,972,816
  37,500,000   Govco, Inc.                                                      2.520         3/22/2005        37,373,076
  25,000,000   HBOS Treasury Services plc                                       2.410         3/14/2005        24,998,433
  20,000,000   HBOS Treasury Services plc(c)                                    2.530         3/14/2005        20,000,000
  25,000,000   HBOS Treasury Services plc(c)                                    2.650         4/12/2005        25,016,455
  30,000,000   HSBC Finance Corporation                                         2.320          2/2/2005        29,998,067
  50,000,000   HSBC Finance Corporation                                         2.490         3/14/2005        49,859,062
  25,000,000   HSBC Finance Corporation                                         2.480         3/18/2005        24,922,500
  25,000,000   Jupiter Securitization Corporation                               2.350          2/2/2005        24,998,368
  25,000,000   Jupiter Securitization Corporation                               2.350          2/3/2005        24,996,736
  10,000,000   Jupiter Securitization Corporation                               2.500         2/17/2005         9,988,889
  21,500,000   Lehman Brothers Holdings, Inc.(c)                                2.793         4/22/2005        21,513,708
  30,000,000   Louis Dreyfus Corporation                                        2.520         2/25/2005        29,949,600
  22,500,000   Louis Dreyfus Corporation                                        2.530         2/28/2005        22,457,306
   5,025,000   MLTC Funding, Inc.                                               2.450         2/16/2005         5,019,870
  45,000,000   Morgan Stanley and Company(c)                                    2.380          3/3/2005        45,000,000
   1,295,000   Morgan Stanley Institutional Liquidity Fund                      2.290               N/A         1,295,000
  15,031,000   Nieuw Amsterdam Receivables Corporation                          2.460         2/17/2005        15,014,566
  25,000,000   Nieuw Amsterdam Receivables Corporation                          2.480          3/1/2005        24,951,778
  25,000,000   Nieuw Amsterdam Receivables Corporation                          2.500          3/7/2005        24,940,972
  17,830,000   Nieuw Amsterdam Receivables Corporation                          2.460         3/11/2005        17,783,701
  15,000,000   Nieuw Amsterdam Receivables Corporation                          2.470         3/21/2005        14,950,600
   5,000,000   Northwestern University                                          2.360         2/15/2005         4,995,411
   5,000,000   Northwestern University                                          2.420         3/11/2005         4,987,228
   5,000,000   Northwestern University                                          2.500         3/22/2005         4,982,986
  10,000,000   Nyala Funding, LLC                                               2.430         2/14/2005         9,991,225
  25,000,000   Nyala Funding, LLC                                               2.420         2/15/2005        24,976,472
  10,000,000   Nyala Funding, LLC                                               2.600         4/15/2005         9,947,278
  30,000,000   Old Line Funding Corporation                                     2.350          2/4/2005        29,994,125
  13,119,000   Old Line Funding Corporation                                     2.450         2/23/2005        13,099,358
  30,672,000   Old Line Funding Corporation                                     2.500          3/2/2005        30,610,594
  30,000,000   Preferred Receivables Funding Corporation                        2.480         3/16/2005        29,911,133
  11,332,000   Rabobank USA Finance Corporation                                 2.510          2/1/2005        11,332,000
  29,407,000   Rabobank USA Finance Corporation                                 2.310          2/2/2005        29,405,116
     500,000   Reserve Primary Fund                                             2.170               N/A           500,000
   8,502,000   River Fuel Trust Funding Company, Inc.                           2.580         3/15/2005         8,477,203
   5,507,000   River Fuel Trust No. 1                                           2.510         2/28/2005         5,496,633
  25,000,000   Royal Bank of Canada NY CD                                       2.525         3/17/2005        25,000,152
  30,000,000   Royal Bank of Scotland plc                                       2.270          2/1/2005        30,000,000
  30,000,000   Sheffield Receivables Corporation                                2.480         2/18/2005        29,964,867
  25,000,000   Sheffield Receivables Corporation                                2.490         2/22/2005        24,963,688
  30,000,000   Sheffield Receivables Corporation                                2.460         2/23/2005        29,954,900
  17,790,000   Sheffield Receivables Corporation                                2.500         2/25/2005        17,760,350
   7,330,000   Shell Finance (UK) plc                                           2.390          3/3/2005         7,315,401
  89,860,000   Societe Generale                                                 2.480          2/1/2005        89,860,000
  25,000,000   Societe Generale                                                 2.320          2/2/2005        25,000,000
  14,000,000   Stadshypotek                                                     2.300          2/4/2005        13,997,316
  25,000,000   Svenska Handelsbanken NY(c)                                      2.400         2/17/2005        24,991,936
  25,000,000   Swiss Reinsurance Company                                        2.470          3/2/2005        24,950,257
  10,000,000   Swiss Reinsurance Company                                        2.290         3/21/2005         9,969,467
  30,000,000   Swiss Reinsurance Company                                        2.550         4/13/2005        29,849,125
  50,000,000   Three Pillars, Inc.                                              2.330          2/1/2005        50,000,000
  14,020,000   Three Pillars, Inc.                                              2.450         2/17/2005        14,004,734
  23,715,000   Three Pillars, Inc.                                              2.150          4/7/2005        23,622,939
  20,050,000   Thunder Bay Funding, Inc.                                        2.450         2/23/2005        20,019,981
  55,064,000   Thunder Bay Funding, Inc.                                        2.490          3/2/2005        54,953,551
  15,000,000   Thunder Bay Funding, Inc.                                        2.460         3/14/2005        14,957,975
   5,000,000   Torchmark Corporation                                            2.440          2/8/2005         4,997,628
  15,000,000   Torchmark Corporation                                            2.490         2/16/2005        14,984,438
  10,000,000   Torchmark Corporation                                            2.520         2/23/2005         9,984,600
  15,000,000   Torchmark Corporation                                            2.560         2/28/2005        14,971,200
  25,000,000   Toronto Dominion Bank Bank CD                                    2.560         3/31/2005        25,000,000
  20,000,000   Toyota Credit Puerto Rico                                        2.230         2/14/2005        19,983,895
  30,000,000   Toyota Credit Puerto Rico                                        2.510         3/16/2005        29,910,058
  25,000,000   Toyota Credit Puerto Rico                                        2.490         3/21/2005        24,917,000
  25,000,000   Toyota Motor Credit                                              2.520         3/18/2005        24,921,250
  30,000,000   Toyota Motor Credit                                              2.500         3/22/2005        29,897,917
  20,000,000   Triple A-1 Funding Corporation                                   2.470         2/22/2005        19,971,183
   6,475,000   Tulip Funding Corporation                                        2.350          2/3/2005         6,474,154
  25,000,000   Tulip Funding Corporation                                        2.510         2/25/2005        24,958,167
  25,000,000   Tulip Funding Corporation                                        2.520         2/28/2005        24,952,750
  90,000,000   UBS AG                                                           2.480          2/1/2005        90,000,000
  10,000,000   UnitedHealth Group, Inc.                                         2.450          3/9/2005         9,975,500
  25,000,000   US Bank NA(c)                                                    2.445         2/18/2005        25,000,494
  25,000,000   US Bank NA(c)                                                    2.438          3/7/2005        25,008,146
  50,000,000   Wal-Mart Funding Corporation                                     2.640         4/20/2005        49,715,083
  25,000,000   Wells Fargo Bank                                                 2.490         2/28/2005        25,000,000
  25,000,000   Wells Fargo Bank                                                 2.510         3/14/2005        25,000,000
   5,000,000   Windmill Funding Corporation                                     2.350          2/3/2005         4,999,347
  30,550,000   Yale University                                                  2.320          2/1/2005        30,550,000
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                             4,061,580,630
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $4,061,580,630)                                                     $4,061,580,630
=========================================================================================================================


(a) The categories of investments are shown as a percentage of total investments.

(b) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Financial Securities Lending Trust
Notes to Schedules of Investments
January 31, 2005 (unaudited)

Valuation -- Securities are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Other -- For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis.


[GRAPHIC OMITTED: THRIVENT FINANCIALS FOR LUTHERANS REGISTERMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)


Item 2. Controls and Procedures
        -----------------------
(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant's President and Treasurer are aware of no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits
        --------
Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 22, 2005                   THRIVENT FINANCIAL
                                       SECURITIES LENDING TRUST

                                           By: /S/ PAMELA J. MORET
                                           -------------------------
                                           Pamela J. Moret
                                           President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 22, 2005                      By: /S/ PAMELA J. MORET
                                          -------------------------
                                          Pamela J. Moret
                                          President


Date: March 22, 2005                      By: /S/ RANDALL L. BOUSHEK
                                          -------------------------
                                          Randall L. Boushek
                                          Treasurer

CERTIFICATION BY PRESIDENT

I, Pamela J. Moret, certify that:

1. I have reviewed this report on Form N-Q of Thrivent Financial
Securities Lending Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: March 22, 2005                      /S/ PAMELA J. MORET
                                          -------------------------
                                          Pamela J. Moret
                                          President



CERTIFICATION BY TREASURER

I, Randall L. Boushek, certify that:

1. I have reviewed this report on Form N-Q of Thrivent Financial
Securities Lending Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2005                      /S/ RANDALL L. BOUSHEK
                                          -------------------------
                                          Randall L. Boushek
                                          Treasurer